Intangible assets - Other intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 5,821	€ 5,854	€ 4,904
Net additions and disposals	1,714	2,104	2,197
Change in scope of consolidation	(8)	(2)	181
Amortization and impairment	(1,955)	(1,853)	(1,439)
Application of amortization and impairment	0	0	0
Exchange differences and other	(222)	(282)	11
Intangible assets, end balance	€ 5,350	€ 5,821	€ 5,854
IT developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years	3 years
IT developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years	10 years	10 years
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 15,261	€ 14,773	€ 12,502
Net additions and disposals	1,714	2,104	2,197
Change in scope of consolidation	(20)	(8)	176
Application of amortization and impairment	(1,286)	(1,169)	(230)
Exchange differences and other	(1,179)	(439)	128
Intangible assets, end balance	14,490	15,261	14,773
Gross carrying amount | Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	32	40	33
Net additions and disposals	0	0	0
Change in scope of consolidation	0	0	8
Application of amortization and impairment	0	0	(2)
Exchange differences and other	0	(8)	1
Intangible assets, end balance	32	32	40
Gross carrying amount | IT developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	13,322	12,867	10,721
Net additions and disposals	1,713	2,104	2,197
Change in scope of consolidation	(7)	(8)	18
Application of amortization and impairment	(1,286)	(1,169)	(196)
Exchange differences and other	(1,084)	(472)	127
Intangible assets, end balance	12,658	13,322	12,867
Gross carrying amount | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,907	1,866	1,748
Net additions and disposals	1	0	0
Change in scope of consolidation	(13)	0	150
Application of amortization and impairment	0	0	(32)
Exchange differences and other	(95)	41	0
Intangible assets, end balance	1,800	1,907	1,866
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(9,235)	(8,851)	(7,554)
Net additions and disposals	0	0	0
Change in scope of consolidation	12	6	5
Amortization and impairment	(1,847)	(1,626)	(1,386)
Application of amortization and impairment	1,228	1,062	209
Exchange differences and other	795	174	(125)
Intangible assets, end balance	(9,047)	(9,235)	(8,851)
Accumulated depreciation | IT developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(8,312)	(8,078)	(6,866)
Net additions and disposals	0	0	0
Change in scope of consolidation	6	6	0
Amortization and impairment	(1,715)	(1,546)	(1,294)
Application of amortization and impairment	1,228	1,062	177
Exchange differences and other	723	244	(95)
Intangible assets, end balance	(8,070)	(8,312)	(8,078)
Accumulated depreciation | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(923)	(773)	(688)
Net additions and disposals	0	0	0
Change in scope of consolidation	6	0	5
Amortization and impairment	(132)	(80)	(92)
Application of amortization and impairment	0	0	32
Exchange differences and other	72	(70)	(30)
Intangible assets, end balance	(977)	(923)	(773)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(205)	(68)	(44)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	0	0
Amortization and impairment	(108)	(227)	(53)
Of which addition	(108)	(227)	(53)
Of which Liberation		0	0
Application of amortization and impairment	58	107	21
Exchange differences and other	162	(17)	8
Intangible assets, end balance	€ (93)	€ (205)	€ (68)